UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of May 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 97.1%
	Consumer Discretionary — 23.7%
	Auto Components — 0.3%
90,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	94,725

	Automobile — 1.3%
200,000	Fiat Chrysler Automobiles NV (Netherlands), 5.250%, 04/15/23	201,500
200,000	Jaguar Land Rover Automotive plc (United Kingdom), 4.125%, 12/15/18 (a)	204,350

		405,850

	Diversified Consumer Services — 0.3%
75,000	Service Corp. International, 5.375%, 05/15/24	79,024

	Diversified Telecommunication Services — 4.3%
	Altice Financing S.A. (Luxembourg),
200,000	6.625%, 02/15/23 (a)	212,800
250,000	7.500%, 05/15/26 (a)	275,312
	CCO Holdings LLC/CCO Holdings Capital Corp.,
63,000	5.500%, 05/01/26 (a)	66,592
230,000	5.750%, 02/15/26 (a)	246,388
100,000	5.875%, 04/01/24 (a)	107,425
200,000	UPCB Finance IV Ltd. (Cayman Islands), 5.375%, 01/15/25 (a)	207,580
200,000	Virgin Media Secured Finance plc (United Kingdom), 5.250%, 01/15/26 (a)	203,500

		1,319,597

	Equity Real Estate Investment Trusts (REITs) — 0.3%
95,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc., 5.625%, 05/01/24	102,481

	Home Builders — 0.2%
25,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada), 6.125%, 07/01/22 (a)	25,687
26,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21 (a)	26,618

		52,305

	Hotels, Restaurants & Leisure — 4.8%
	1011778 B.C. ULC/New Red Finance, Inc. (Canada),
55,000	4.625%, 01/15/22 (a)	56,540
205,000	6.000%, 04/01/22 (a)	213,395
	Boyd Gaming Corp.,
26,000	6.375%, 04/01/26	28,369
65,000	6.875%, 05/15/23	70,362
50,000	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	51,812
115,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (a)	117,512

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Hotels, Restaurants & Leisure — continued
90,000	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (a)	90,900
200,000	International Game Technology plc (United Kingdom), 6.250%, 02/15/22 (a)	216,300
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
38,000	5.000%, 06/01/24 (a)	39,531
95,000	5.250%, 06/01/26 (a)	99,679
	MGM Resorts International,
46,000	6.000%, 03/15/23	50,499
115,000	6.625%, 12/15/21	129,375
26,000	NCL Corp. Ltd. (Bermuda), 4.750%, 12/15/21 (a)	26,780
60,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	66,150
50,000	Scientific Games International, Inc., 7.000%, 01/01/22 (a)	53,375
165,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)	174,487

		1,485,066

	Household Durables — 1.1%
55,000	Brookfield Residential Properties, Inc. (Canada), 6.500%, 12/15/20 (a)	56,787
50,000	CalAtlantic Group, Inc., 8.375%, 05/15/18	52,885
	Lennar Corp.,
55,000	4.500%, 11/15/19	56,994
27,000	4.750%, 11/15/22	28,114
	PulteGroup, Inc.,
26,000	4.250%, 03/01/21	26,975
60,000	5.500%, 03/01/26	63,413
40,000	Tempur Sealy International, Inc., 5.500%, 06/15/26	40,168

		325,336

	Internet & Direct Marketing Retail — 0.4%
	Netflix, Inc.,
25,000	4.375%, 11/15/26 (a)	25,000
26,000	5.500%, 02/15/22	28,239
70,000	5.875%, 02/15/25	76,475

		129,714

	Media — 8.1%
200,000	Altice US Finance I Corp., 5.500%, 05/15/26 (a)	209,500
25,000	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	25,952
90,000	AMC Networks, Inc., 5.000%, 04/01/24	91,349
65,000	Cinemark USA, Inc., 4.875%, 06/01/23	66,137
	Clear Channel Worldwide Holdings, Inc.
180,000	Series B, 6.500%, 11/15/22	185,400
170,000	Series B, 7.625%, 03/15/20	170,850
	CSC Holdings LLC,
200,000	10.125%, 01/15/23 (a)	232,880
200,000	10.875%, 10/15/25 (a)	243,500
	DISH DBS Corp.,
100,000	5.875%, 07/15/22	106,750
74,000	5.875%, 11/15/24	78,810

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
180,000	6.750%, 06/01/21	199,125
80,000	Nexstar Broadcasting, Inc., 5.625%, 08/01/24 (a)	80,600
75,000	Quebecor Media, Inc. (Canada), 5.750%, 01/15/23	79,500
70,000	Regal Entertainment Group, 5.750%, 03/15/22	73,237
55,000	Sinclair Television Group, Inc., 5.375%, 04/01/21	56,512
	Sirius XM Radio, Inc.,
36,000	5.375%, 04/15/25 (a)	36,990
135,000	6.000%, 07/15/24 (a)	143,269
25,000	TEGNA, Inc., 6.375%, 10/15/23	26,469
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.500%, 01/15/23 (a)	208,000
28,000	Videotron Ltd. (Canada), 5.000%, 07/15/22	29,820
150,000	Ziggo Secured Finance BV (Netherlands), 5.500%, 01/15/27 (a)	152,420

		2,497,070

	Multiline Retail — 0.8%
230,000	Dollar Tree, Inc., 5.750%, 03/01/23	243,570

	Retail — Consumer Discretionary — 0.3%
	QVC, Inc.,
65,000	4.375%, 03/15/23	65,830
25,000	4.850%, 04/01/24	25,513

		91,343

	Specialty Retail — 0.8%
	L Brands, Inc.,
38,000	5.625%, 02/15/22	40,375
90,000	6.625%, 04/01/21	99,675
	Sally Holdings LLC/Sally Capital, Inc.,
26,000	5.625%, 12/01/25	26,650
75,000	5.750%, 06/01/22	77,344

		244,044

	Textiles, Apparel & Luxury Goods — 0.4%
	Hanesbrands, Inc.,
32,000	4.625%, 05/15/24 (a)	32,000
80,000	4.875%, 05/15/26 (a)	80,200

		112,200

	Wireless Telecommunication Services — 0.3%
100,000	Inmarsat Finance plc (United Kingdom), 4.875%, 05/15/22 (a)	102,250

	Total Consumer Discretionary	7,284,575

	Consumer Staples — 3.0%
	Beverages — 0.1%
50,000	Cott Beverages, Inc., 5.375%, 07/01/22	51,937

	Food & Staples Retailing — 1.0%
	Rite Aid Corp.,
165,000	6.125%, 04/01/23 (a)	163,895
32,000	9.250%, 03/15/20	33,124

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Food & Staples Retailing — continued
105,000	Tesco plc (United Kingdom), 6.150%, 11/15/37 (a)	108,231

		305,250

	Food Products — 0.9%
	Lamb Weston Holdings, Inc.,
16,000	4.625%, 11/01/24 (a)	16,400
16,000	4.875%, 11/01/26 (a)	16,400
160,000	Post Holdings, Inc., 5.000%, 08/15/26 (a)	161,200
70,000	TreeHouse Foods, Inc., 6.000%, 02/15/24 (a)	74,725

		268,725

	Household Products — 0.7%
	HRG Group, Inc.,
32,000	7.750%, 01/15/22	33,856
75,000	7.875%, 07/15/19	77,438
90,000	Spectrum Brands, Inc., 5.750%, 07/15/25	95,634

		206,928

	Personal Products — 0.3%
40,000	Avon International Operations, Inc., 7.875%, 08/15/22 (a)	41,600
55,000	Edgewell Personal Care Co., 4.700%, 05/19/21	58,877

		100,477

	Total Consumer Staples	933,317

	Energy — 14.5%
	Energy Equipment & Services — 1.8%
	Diamond Offshore Drilling, Inc.,
15,000	4.875%, 11/01/43	10,762
12,000	5.700%, 10/15/39	9,675
15,000	5.875%, 05/01/19	15,600
	Ensco plc (United Kingdom),
15,000	4.500%, 10/01/24	12,337
61,000	5.200%, 03/15/25	51,545
38,000	5.750%, 10/01/44	26,926
36,000	8.000%, 01/31/24 (a)	35,438
	Nabors Industries, Inc.,
116,000	4.625%, 09/15/21	116,870
26,000	5.000%, 09/15/20	26,715
62,000	SESI LLC, 7.125%, 12/15/21	61,845
18,000	Transocean Proteus Ltd. (Cayman Islands), 6.250%, 12/01/24 (a)	18,540
	Transocean, Inc. (Cayman Islands),
28,000	6.000%, 03/15/18	28,700
40,000	6.800%, 03/15/38	31,038
115,000	9.000%, 07/15/23 (a)	120,175

		566,166

	Oil & Gas Services & Equipment — 0.3%
88,000	Rowan Co., Inc., 4.875%, 06/01/22	83,490

	Oil, Gas & Consumable Fuels — 12.1%
	Antero Resources Corp.,
100,000	5.125%, 12/01/22	101,125
100,000	5.375%, 11/01/21	102,875
40,000	5.625%, 06/01/23	41,100

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Carrizo Oil & Gas, Inc.,
55,000	6.250%, 04/15/23	53,488
35,000	7.500%, 09/15/20	35,787
	Cheniere Corpus Christi Holdings LLC,
94,000	5.875%, 03/31/25	100,932
115,000	7.000%, 06/30/24	128,800
220,000	Chesapeake Energy Corp., 8.000%, 12/15/22 (a)	237,875
	Concho Resources, Inc.,
25,000	5.500%, 10/01/22	25,781
140,000	5.500%, 04/01/23	144,725
170,000	CONSOL Energy, Inc., 5.875%, 04/15/22	167,662
	Continental Resources, Inc.,
36,000	3.800%, 06/01/24	33,639
100,000	4.500%, 04/15/23	98,000
169,000	5.000%, 09/15/22	169,211
39,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.250%, 04/01/23	40,438
35,000	DCP Midstream Operating LP, 5.350%, 03/15/20 (a)	36,575
	Energy Transfer Equity LP,
25,000	5.500%, 06/01/27	26,313
100,000	5.875%, 01/15/24	106,750
105,000	7.500%, 10/15/20	117,337
65,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.750%, 08/01/22	67,031
35,000	Gulfport Energy Corp., 6.000%, 10/15/24 (a)	34,300
	MEG Energy Corp. (Canada),
39,000	6.375%, 01/30/23 (a)	33,442
42,000	6.500%, 01/15/25 (a)	41,055
45,000	7.000%, 03/31/24 (a)	38,925
30,000	Murphy Oil Corp., 6.875%, 08/15/24	31,425
	Newfield Exploration Co.,
90,000	5.625%, 07/01/24	95,400
26,000	5.750%, 01/30/22	27,690
100,000	Oasis Petroleum, Inc., 6.875%, 03/15/22	101,000
46,000	ONEOK, Inc., 4.250%, 02/01/22	47,495
35,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 01/15/25 (a)	35,438
	QEP Resources, Inc.,
35,000	5.250%, 05/01/23	33,950
55,000	6.875%, 03/01/21	57,750
	Range Resources Corp.,
65,000	4.875%, 05/15/25	61,831
30,000	5.000%, 08/15/22 (a)	29,475
40,000	5.000%, 03/15/23 (a)	39,000
80,000	Rice Energy, Inc., 6.250%, 05/01/22	83,000
26,000	RSP Permian, Inc., 6.625%, 10/01/22	27,398
60,000	Seven Generations Energy Ltd. (Canada), 8.250%, 05/15/20 (a)	62,700
30,000	SM Energy Co., 6.125%, 11/15/22	29,550
	Southwestern Energy Co.,
36,000	4.100%, 03/15/22	33,300
24,000	5.800%, 01/23/20	24,360
90,000	6.700%, 01/23/25	88,875
70,000	Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21	73,850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — continued
28,000	6.375%, 04/01/23	29,820
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
65,000	4.125%, 11/15/19	65,975
35,000	6.750%, 03/15/24	37,975
	Tesoro Corp.,
40,000	4.750%, 12/15/23 (a)	42,100
26,000	5.125%, 12/15/26 (a)	27,820
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
28,000	6.125%, 10/15/21	29,295
70,000	6.250%, 10/15/22	74,856
	Ultra Resources, Inc.,
20,000	6.875%, 04/15/22 (a)	20,175
14,000	7.125%, 04/15/25 (a)	14,053
	Whiting Petroleum Corp.,
85,000	5.000%, 03/15/19	84,788
32,000	5.750%, 03/15/21	31,440
	Williams Co., Inc. (The),
30,000	3.700%, 01/15/23	29,550
115,000	4.550%, 06/24/24	118,163
	WPX Energy, Inc.,
100,000	6.000%, 01/15/22	101,000
30,000	8.250%, 08/01/23	32,850

		3,706,513

	Refining & Marketing — 0.2%
60,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	61,440

	Utilities — 0.1%
40,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/23 (a)	40,500

	Total Energy	4,458,109

	Financials — 6.5%
	Banks — 3.7%
	CIT Group, Inc.,
46,000	5.000%, 08/15/22	49,781
54,000	5.500%, 02/15/19 (a)	56,970
100,000	Credit Agricole S.A., (France), VAR 8.375%, 10/13/19 (a)(b)	111,000
100,000	Dresdner Funding Trust I, 8.151%, 06/30/31 (a)	124,033
200,000	Intesa Sanpaolo SpA MTN (Italy), 5.017%, 06/26/24 (a)	195,016
180,000	Lloyds Bank plc, (United Kingdom), VAR, 12.000%, 12/16/24 (a)(b)	245,250
	Royal Bank of Scotland Group plc (United Kingdom),
100,000	5.125%, 05/28/24	104,653
25,000	6.000%, 12/19/23	27,473
205,000	6.125%, 12/15/22	224,518

		1,138,694

	Capital Markets — 0.4%
	MSCI, Inc.,
70,000	5.250%, 11/15/24 (a)	73,913
46,000	5.750%, 08/15/25 (a)	49,841

		123,754

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — 1.7%
	Navient Corp. MTN,
54,000	8.000%, 03/25/20	59,670
195,000	8.450%, 06/15/18	206,837
	OneMain Financial Holdings LLC,
26,000	6.750%, 12/15/19 (a)	27,235
70,000	7.250%, 12/15/21 (a)	73,437
	Springleaf Finance Corp.,
26,000	5.250%, 12/15/19	26,715
31,000	7.750%, 10/01/21	33,751
90,000	8.250%, 12/15/20	99,225

		526,870

	Diversified Financial Services — 0.2%
65,000	Leucadia National Corp., 5.500%, 10/18/23	70,141

	Financial Services — 0.5%
125,000	Goldman Sachs Capital I, 6.345%, 02/15/34	152,563

	Total Financials	2,012,022

	Health Care — 7.2%
	Health Care Equipment & Supplies — 0.7%
90,000	Hologic, Inc., 5.250%, 07/15/22 (a)	94,500
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (Luxembourg),
26,000	5.625%, 10/15/23 (a)	24,960
80,000	5.750%, 08/01/22 (a)	78,600

		198,060

	Health Care Providers & Services — 5.3%
55,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	57,131
	Centene Corp.,
44,000	4.750%, 01/15/25	45,430
125,000	5.625%, 02/15/21	130,548
	DaVita, Inc.,
54,000	5.000%, 05/01/25	53,663
160,000	5.125%, 07/15/24	162,800
	Envision Healthcare Corp.,
26,000	5.125%, 07/01/22 (a)	26,650
100,000	5.625%, 07/15/22	104,362
	Fresenius Medical Care US Finance II, Inc.,
70,000	5.625%, 07/31/19 (a)	74,725
26,000	5.875%, 01/31/22 (a)	28,860
	HCA, Inc.,
25,000	5.000%, 03/15/24	26,785
96,000	5.375%, 02/01/25	100,920
275,000	6.500%, 02/15/20	302,156
110,000	HealthSouth Corp., 5.750%, 11/01/24	113,575
100,000	LifePoint Health, Inc.,
	5.500%, 12/01/21	103,875
	Tenet Healthcare Corp.,
165,000	6.000%, 10/01/20	176,756
38,000	6.250%, 11/01/18	40,138
75,000	WellCare Health Plans, Inc.,
	5.250%, 04/01/25	79,031

		1,627,405

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — 1.2%
200,000	Endo DAC/Endo Finance LLC/Endo Finco, Inc. (Ireland), 6.000%, 07/15/23 (a)	184,250
182,000	Valeant Pharmaceuticals International, Inc. (Canada), 7.000%, 03/15/24 (a)	192,465

		376,715

	Total Health Care	2,202,180

	Industrials — 9.8%
	Aerospace & Defense — 2.4%
	Arconic, Inc.,
46,000	5.125%, 10/01/24	48,898
115,000	5.400%, 04/15/21	123,825
	Bombardier, Inc. (Canada),
135,000	7.500%, 03/15/25 (a)	139,655
52,000	8.750%, 12/01/21 (a)	57,687
	Huntington Ingalls Industries, Inc.,
25,000	5.000%, 12/15/21 (a)	25,875
55,000	5.000%, 11/15/25 (a)	58,781
110,000	KLX, Inc., 5.875%, 12/01/22 (a)	115,913
	TransDigm, Inc.,
42,000	6.000%, 07/15/22	43,517
110,000	6.500%, 07/15/24	114,400

		728,551

	Air Freight & Logistics — 0.5%
145,000	XPO Logistics, Inc., 6.500%, 06/15/22 (a)	153,947

	Airlines — 0.2%
65,000	American Airlines Group, Inc., 5.500%, 10/01/19 (a)	67,966

	Auto Components — 0.8%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
46,000	4.875%, 03/15/19	46,552
25,000	5.875%, 02/01/22	25,594
155,000	6.000%, 08/01/20	159,068

		231,214

	Building Products — 0.1%
16,000	USG Corp., 4.875%, 06/01/27 (a)	16,160

	Commercial Services & Supplies — 0.3%
	Clean Harbors, Inc.,
75,000	5.125%, 06/01/21	76,781
28,000	5.250%, 08/01/20	28,455

		105,236

	Construction & Engineering — 0.6%
	AECOM,
64,000	5.125%, 03/15/27 (a)	63,760
28,000	5.750%, 10/15/22	29,400
70,000	5.875%, 10/15/24	75,075

		168,235

	Electrical Equipment — 0.8%
26,000	Sensata Technologies BV (Netherlands), 5.000%, 10/01/25 (a)	26,991

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — continued
200,000	Sensata Technologies UK Financing Co. plc (United Kingdom), 6.250%, 02/15/26 (a)	218,000

		244,991

	Machinery — 0.5%
55,000	CNH Industrial Capital LLC, 4.375%, 11/06/20	57,406
100,000	Vertiv Group Corp., 9.250%, 10/15/24 (a)	108,000

		165,406

	Media — 0.8%
	Nielsen Finance LLC/Nielsen Finance Co.,
28,000	4.500%, 10/01/20	28,490
210,000	5.000%, 04/15/22 (a)	216,038

		244,528

	Road & Rail — 1.1%
200,000	Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	207,250
60,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	58,800
80,000	Florida East Coast Holdings Corp., 6.750%, 05/01/19 (a)	82,400

		348,450

	Trading Companies & Distributors — 1.1%
91,000	Aircastle Ltd. (Bermuda), 5.500%, 02/15/22	98,735
	HD Supply, Inc.,
115,000	5.250%, 12/15/21 (a)	121,152
36,000	5.750%, 04/15/24 (a)	38,385
	United Rentals North America, Inc.,
36,000	4.625%, 07/15/23	37,472
42,000	6.125%, 06/15/23	44,332

		340,076

	Trucking & Leasing — 0.6%
183,000	Park Aerospace Holdings Ltd. (Cayman Islands), 5.250%, 08/15/22 (a)	192,036

	Total Industrials	3,006,796

	Information Technology — 7.3%
	Communications Equipment — 0.9%
135,000	CommScope Technologies LLC, 6.000%, 06/15/25 (a)	143,464
25,000	CommScope, Inc., 5.500%, 06/15/24 (a)	26,219
90,000	Nokia OYJ (Finland), 5.375%, 05/15/19	95,175

		264,858

	Electronic Equipment, Instruments & Components — 0.3%
95,000	Zebra Technologies Corp., 7.250%, 10/15/22	101,983

	Health Care Technology — 0.7%
200,000	Quintiles IMS, Inc., 5.000%, 10/15/26 (a)	206,456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Internet Software & Services — 0.2%
65,000	VeriSign, Inc., 4.625%, 05/01/23	66,706

	IT Services — 1.5%
	First Data Corp.,
25,000	5.000%, 01/15/24 (a)	25,906
80,000	5.750%, 01/15/24 (a)	84,600
310,000	7.000%, 12/01/23 (a)	334,025

		444,531

	Semiconductors & Semiconductor Equipment — 0.9%
	Micron Technology, Inc.,
36,000	5.250%, 08/01/23 (a)	36,990
28,000	5.500%, 02/01/25	29,208
200,000	NXP BV/NXP Funding LLC (Netherlands), 4.125%, 06/01/21 (a)	211,000

		277,198

	Software — 0.2%
70,000	Open Text Corp. (Canada), 5.625%, 01/15/23 (a)	73,587

	Technology Hardware, Storage & Peripherals — 2.2%
	EMC Corp.,
92,000	1.875%, 06/01/18	91,450
25,000	2.650%, 06/01/20	24,651
80,000	3.375%, 06/01/23	77,602
	NCR Corp.,
25,000	5.000%, 07/15/22	25,531
60,000	6.375%, 12/15/23	64,200
330,000	Western Digital Corp., 10.500%, 04/01/24	386,925

		670,359

	Wireless Telecommunication — 0.4%
	Hughes Satellite Systems Corp.,
90,000	6.500%, 06/15/19	97,766
32,000	7.625%, 06/15/21	36,320

		134,086

	Total Information Technology	2,239,764

	Materials — 8.0%
	Chemicals — 2.3%
100,000	Ashland LLC, 4.750%, 08/15/22	104,125
	Blue Cube Spinco, Inc.,
65,000	9.750%, 10/15/23	79,300
25,000	10.000%, 10/15/25	31,000
	CF Industries, Inc.,
36,000	5.375%, 03/15/44	32,434
38,000	6.875%, 05/01/18	39,615
38,000	7.125%, 05/01/20	41,990
	Chemours Co. (The),
120,000	6.625%, 05/15/23	128,087
26,000	7.000%, 05/15/25	28,795
60,000	Huntsman International LLC, 4.875%, 11/15/20	63,600
100,000	Platform Specialty Products Corp., 6.500%, 02/01/22 (a)	103,000

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
60,000	WR Grace & Co.-Conn, 5.125%, 10/01/21 (a)	63,900

		715,846

	Containers & Packaging — 1.2%
	Ball Corp.,
36,000	4.375%, 12/15/20	37,845
90,000	5.250%, 07/01/25	97,785
60,000	Berry Plastics Corp., 5.125%, 07/15/23	62,880
90,000	Crown Americas LLC/Crown Americas Capital Corp IV, 4.500%, 01/15/23	93,825
60,000	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23 (a)	65,550

		357,885

	Electrical Equipment — 0.6%
	Novelis Corp.,
63,000	5.875%, 09/30/26 (a)	65,205
105,000	6.250%, 08/15/24 (a)	110,628

		175,833

	Metals & Mining — 3.9%
200,000	Alcoa Nederland Holding BV (Netherlands), 6.750%, 09/30/24 (a)	216,000
	Allegheny Technologies, Inc.,
25,000	5.950%, 01/15/21	24,875
25,000	7.875%, 08/15/23	25,875
100,000	Anglo American Capital plc (United Kingdom), 9.375%, 04/08/19 (a)	112,250
	ArcelorMittal (Luxembourg),
25,000	6.750%, 02/25/22	28,125
36,000	6.750%, 03/01/41	39,780
135,000	8.000%, 10/15/39	151,173
42,000	First Quantum Minerals Ltd. (Canada), 7.000%, 02/15/21 (a)	43,987
	Freeport-McMoRan, Inc.,
30,000	3.550%, 03/01/22	28,050
175,000	3.875%, 03/15/23	162,645
68,000	5.450%, 03/15/43	57,502
25,000	Hudbay Minerals, Inc. (Canada), 7.625%, 01/15/25 (a)	26,859
60,000	Steel Dynamics, Inc., 5.125%, 10/01/21	61,875
	Teck Resources Ltd. (Canada),
26,000	4.750%, 01/15/22	27,203
90,000	6.250%, 07/15/41	94,050
90,000	United States Steel Corp., 8.375%, 07/01/21 (a)	98,775

		1,199,024

	Total Materials	2,448,588

	Real Estate — 2.1%
	Equity Real Estate Investment Trusts (REITs) — 1.7%
	Equinix, Inc.,
36,000	5.375%, 04/01/23	37,699
100,000	5.875%, 01/15/26	108,719
	Iron Mountain, Inc.,
25,000	5.750%, 08/15/24	25,656
90,000	6.000%, 10/01/20 (a)	93,825
25,000	6.000%, 08/15/23	26,500
26,000	SBA Communications Corp., 4.875%, 07/15/22	26,878

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Equity Real Estate Investment Trusts (REITs) — continued
100,000	4.875%, 09/01/24 (a)	101,450
100,000	Uniti Group, Inc./CSL Capital LLC, 8.250%, 10/15/23	105,250

		525,977

	Hotels, Restaurants & Leisure — 0.4%
	GLP Capital LP/GLP Financing II, Inc.,
90,000	4.875%, 11/01/20	95,400
36,000	5.375%, 04/15/26	38,970

		134,370

	Total Real Estate	660,347

	Telecommunication Services — 12.0%
	Diversified Telecommunication Services — 7.3%
	CenturyLink, Inc.,
125,000	5.800%, 03/15/22	130,781
46,000	6.450%, 06/15/21	49,738
135,000	Embarq Corp., 7.995%, 06/01/36	137,109
	Frontier Communications Corp.,
80,000	10.500%, 09/15/22	78,600
330,000	11.000%, 09/15/25	308,138
	Level 3 Financing, Inc.,
90,000	5.375%, 08/15/22	92,700
32,000	5.375%, 01/15/24	33,540
	SFR Group S.A. (France),
200,000	6.000%, 05/15/22 (a)	209,500
475,000	7.375%, 05/01/26 (a)	514,482
36,000	Telecom Italia Capital S.A. (Luxembourg), 7.721%, 06/04/38	43,200
200,000	Telecom Italia SpA (Italy), 5.303%, 05/30/24 (a)	213,374
255,000	Wind Acquisition Finance S.A. (Luxembourg), 7.375%, 04/23/21 (a)	265,710
	Zayo Group LLC/Zayo Capital, Inc.,
130,000	6.000%, 04/01/23	137,475
32,000	6.375%, 05/15/25	34,400

		2,248,747

	Wireless Telecommunication Services — 4.7%
200,000	Millicom International Cellular S.A. (Luxembourg), 6.625%, 10/15/21 (a)	208,750
225,000	SoftBank Group Corp. (Japan), 4.500%, 04/15/20 (a)	233,741
41,000	Sprint Communications, Inc., 9.000%, 11/15/18 (a)	44,997
390,000	Sprint Corp., 7.875%, 09/15/23	450,938
	T-Mobile USA, Inc.,
180,000	6.500%, 01/15/26	198,675
64,000	6.625%, 04/01/23	68,141
200,000	VimpelCom Holdings BV (Netherlands), 7.504%, 03/01/22 (a)	230,688

		1,435,930

	Total Telecommunication Services	3,684,677

	Utilities — 3.0%
	Electric Utilities — 1.2%
110,000	Emera, Inc., (Canada), VAR, 6.750%, 06/15/76	122,100
200,000	Enel SpA, (Italy), VAR, 8.750%, 09/24/73 (a)	236,500

		358,600

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
26,000	5.500%, 05/20/25	26,325
20,000	5.625%, 05/20/24	20,548
40,000	5.875%, 08/20/26	40,800
15,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	15,038

		102,711

	Independent Power and Renewable Electricity Producers — 1.5%
85,000	AES Corp., 7.375%, 07/01/21	97,112
	Calpine Corp.,
46,000	5.375%, 01/15/23	45,022
140,000	5.750%, 01/15/25	132,825
28,000	DPL, Inc., 7.250%, 10/15/21	29,890
	NRG Energy, Inc.,
115,000	6.625%, 01/15/27 (a)	112,988
36,000	7.250%, 05/15/26	36,810

		454,647

	Total Utilities	915,958

	Total Corporate Bonds (Cost $29,318,343)	29,846,333

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
537,491	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.650% (c) (d) (Cost $537,491)	537,491

	Total Investments — 98.8% (Cost $29,855,834)	30,383,824
	Other Assets in Excess of Liabilities — 1.2%	356,418

	NET ASSETS — 100.0%	$30,740,242

Percentages indicated are based on net assets.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Notes to Schedule of Portfolio Investments:

MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.

(a)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(b)		Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$662,600
Aggregate gross unrealized depreciation	(134,610)

Net unrealized appreciation/depreciation	$527,990

Federal income tax cost of investments	$29,855,834

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Consumer Discretionary	$—	$7,284,575	$—	$7,284,575
Consumer Staples	—	933,317	—	933,317
Energy	—	4,458,109	—	4,458,109
Financials	—	2,012,022	—	2,012,022
Health Care	—	2,202,180	—	2,202,180
Industrials	—	3,006,796	—	3,006,796
Information Technology	—	2,239,764	—	2,239,764
Materials	—	2,448,588	—	2,448,588
Real Estate	—	660,347	—	660,347
Telecommunication Services	—	3,684,677	—	3,684,677
Utilities	—	915,958	—	915,958

Total Corporate Bonds	—	29,846,333	—	29,846,333

Short-Term Investment
Investment Company	537,491	—	—	537,491

Total Investments in Securities	$537,491	$29,846,333	$—	$30,383,824

There were no transfers during the period ended May 31, 2017.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Security — 0.7%
153,067	Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB5, Class M1, VAR, 1.939%, 01/25/34	148,261
146,344	CWABS, Inc. Asset-Backed Certificates, Series 2003-5, Class AF5, 5.280%, 02/25/34	149,401
100,000	Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.790%, 05/16/22 (a)	100,509
	Structured Asset Investment Loan Trust, Series 2004-8, Class M3, VAR,
150,000	1.744%, 09/25/35	148,006
104,791	1.999%, 09/25/34	100,081

	Total Asset-Backed Securities (Cost $640,568)	646,258

Commercial Mortgage-Backed Securities — 3.8%
100,000	Banc of America Commercial Mortgage, Series 2007-3, Class C, 5.830%, 06/10/49	101,250
400,000	Bank of America, PO, 0.000%, 04/27/23	255,178
150,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, VAR, 5.906%, 06/11/50	153,288
90,000	CD Commercial Mortgage Trust, Series 2014-CD4, Class D, 3.300%, 04/10/27	75,049
82,062	Chase Mortgage Finance, Series 07-A1, Class 1A5, 3.360%, 02/25/37	82,410
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class C,
150,000	3.225%, 09/15/48	121,314
150,000	4.780%, 05/10/24	155,761
150,000	Commercial Mortgage Trust, Series 2015-CR24, Class D, VAR, 3.463%, 08/10/25	116,840
146,155	Countrywide Alternative Loan Trust, Series 05-6CB, Class 1A6, 5.500%, 04/25/35	148,860
350,000	Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.400%, 07/17/23	362,085
1,560,294	Federal Home Loan Association REMIC Trust, Series 2016-57, Class SA, VAR, 4.976%, 08/25/46	346,416
	Federal National Mortgage Association STRIPS, Series 2013-100, Class ZM, IO,
994,320	4.000%, 06/25/25	77,776
607,302	4.000%, 04/25/27	63,763
747,401	4.000%, 06/25/40	82,511
313,182	4.000%, 11/25/42	58,443

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
436,448	Government National Mortgage Association, Series 2016-122, Class BI, IO, 4.000%, 09/20/46	90,717
150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, VAR, 5.722%, 06/15/49	153,562
85,000	JPMorgan Commercial Mortgage, Series 2004-CBX, Class C, 5.066%, 01/12/37	88,586
400,000	LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class AJ, 6.012%, 07/15/44	402,008
150,266	MLCC Mortgage Investors, Series 04-C, Class A1, 1.551%, 07/25/29	142,682
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, 5.057%, 04/15/24	140,030
150,000	Morgan Stanley Capital I Trust, Series HQ7, Class E, VAR, 5.142%, 11/14/42	151,280
250,000	Murray Hill Market Trust, Series 16-LCI, Class B, 6.150%, 11/25/22	254,757
39,956	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, VAR, 3.260%, 07/25/34	39,798
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015- NXS1, Class D, VAR, 4.103%, 05/15/48	174,408

	Total Commercial Mortgage-Backed Securities (Cost $3,819,597)	3,838,772

Corporate Bonds — 56.4%
	Argentina — 0.5%
130,000	Petrobras Argentina S.A., 7.375%, 07/21/23 (a)	137,150
340,000	YPF Sociedad Anonima, 8.500%, 03/23/21	382,500

		519,650

	Australia — 0.1%
GBP 100,000	BHP Billiton Finance Ltd., VAR, 6.500%, 10/22/77	147,140

	Belgium — 0.3%
	Anheuser-Busch InBev Finance, Inc.,
35,000	3.650%, 02/01/26	35,995
155,000	4.900%, 02/01/46	171,835
EUR 100,000	Solvay Finance S.A., VAR, 5.425%, 11/29/49 (b)	127,500

		335,330

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		Bermuda — 0.2%
	200,000	Tengizchevroil Finance Co., International Ltd., 4.000%, 08/15/26	195,060

		Brazil — 0.4%
	52,000	JBS USA LUX S.A., 7.250%, 06/01/21 (a)	52,065
		Petrobras Global Finance BV,
	143,000	7.250%, 03/17/44	140,808
	20,000	7.375%, 01/17/27	21,455
	200,000	Votorantim Cimentos, 7.250%, 04/05/41	196,400

			410,728

		Canada — 1.3%
	300,000	Canadian Pacific Railway Co., 3.700%, 02/01/26	312,093
	135,000	Cenovus Energy, Inc., 6.750%, 11/15/39	150,694
	4,000	Cott Holdings, Inc., 5.500%, 04/01/25 (a)	4,095
	170,000	Emera US Finance LP, 3.550%, 06/15/26	169,883
	100,000	Encana Corp., 6.500%, 08/15/34	114,646
	4,000	Kronos Acquisition Holdings, Inc., 9.000%, 08/15/23 (a)	3,934
		MEG Energy Corp.,
	110,000	6.375%, 01/30/23 (a)	94,325
	49,000	6.500%, 01/15/25 (a)	47,898
	251,000	Quebecor Media, Inc., 5.750%, 01/15/23	266,060
	104,000	Teck Resources Ltd., 6.125%, 10/01/35	108,160

			1,271,788

		Cayman Islands — 0.1%
	63,000	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20	63,315

		France — 3.3%
EUR	200,000	BPCE S.A. MTN, VAR, 2.750%, 11/30/27	238,814
EUR	100,000	Casino Guichard Perrachon S.A. MTN, VAR, 4.870%, 01/31/49 (b)	113,730
EUR	200,000	Credit Agricole S.A., VAR, 6.500%, 06/23/65 (b)	244,349
EUR	200,000	Europcar Groupe S.A., 5.750%, 06/15/22	236,983
EUR	100,000	Faurecia, 3.625%, 06/15/23	118,860
EUR	200,000	Groupe Fnac S.A., 3.250%, 09/30/23	233,609
EUR	100,000	Horizon Holdings I SAS, 7.250%, 08/01/23	121,286
EUR	250,000	Loxam SAS, 3.500%, 05/03/23	293,384
		NEW Areva Holding S.A. MTN,
EUR	200,000	3.125%, 03/20/23	225,345
EUR	50,000	4.375%, 11/06/19	58,847
EUR	100,000	NewCo Sab MidCo SASU, 5.375%, 04/15/25	115,432
EUR	150,000	Novafives SAS, 4.500%, 06/30/21	171,873

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		France — continued
EUR	250,000	Peugeot S.A. MTN, 2.375%, 04/14/23	293,224
EUR	200,000	Rexel S.A. MTN, 2.625%, 06/15/24	226,947
EUR	150,000	SFR Group S.A., 5.625%, 05/15/24	183,037
EUR	200,000	SPIE S.A., 3.125%, 03/22/24	233,658
		TOTAL S.A. MTN, VAR,
EUR	125,000	2.250%, 12/29/49 (b)	142,321
EUR	100,000	3.875%, 12/29/49 (b)	120,929

			3,372,628

		Germany — 1.6%
EUR	100,000	Commerzbank AG MTN, 7.750%, 03/16/21	138,456
	300,000	Deutsche Bank AG, 4.250%, 10/14/21	312,583
EUR	100,000	HP Pelzer Holding GmbH, 4.125%, 04/01/24	116,969
EUR	300,000	IHO Verwaltungs GmbH, 3.250%, (PIK), 09/15/23	354,312
EUR	100,000	Kirk Beauty One GmbH, 8.750%, 07/15/23	123,403
EUR	150,000	Unitymedia GmbH, 3.750%, 01/15/27	173,137
EUR	100,000	Unitymedia Hessen GmbH & Co., KG, 4.000%, 01/15/25	118,795
EUR	200,000	WEPA Hygieneprodukte GmbH, 3.750%, 05/15/24	235,490

			1,573,145

		Ireland — 1.1%
EUR	100,000	Allied Irish Banks plc MTN, VAR, 4.125%, 11/26/25	120,064
		Ardagh Packaging Finance plc,
EUR	100,000	4.125%, 05/15/23	119,778
EUR	175,000	6.750%, 05/15/24	218,949
EUR	100,000	Bank of Ireland MTN, VAR, 4.250%, 06/11/24	118,684
EUR	200,000	eircom Finance DAC, 4.500%, 05/31/22	236,172
EUR	250,000	Smurfit Kappa Acquisitions Co., 2.375%, 02/01/24	288,829

			1,102,476

		Israel — 0.1%
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/24	107,783

		Italy — 1.6%
		Enel SpA, VAR,
	200,000	5.000%, 01/15/75	243,206
GBP	100,000	7.750%, 09/10/75	145,923
EUR	200,000	Leonardo SpA MTN, 4.875%, 03/24/25	273,101
EUR	100,000	N&W Global Vending SpA, 7.000%, 10/15/23	119,132
EUR	100,000	Snaitech SpA, 6.375%, 11/07/21	120,396
		Telecom Italia SpA MTN,
EUR	125,000	3.625%, 01/19/24	154,902
EUR	225,000	3.625%, 05/25/26	276,469

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		Italy — continued
EUR	200,000	Wind Acquisition Finance S.A., 7.000%, 04/23/21	234,107

			1,567,236

		Japan — 0.3%
EUR	275,000	SoftBank Group Corp., 4.000%, 07/30/22	340,513

		Luxembourg — 1.8%
EUR	100,000	Altice Luxembourg S.A., 6.250%, 02/15/25	123,665
		ArcelorMittal,
EUR	225,000	3.125%, 01/14/22	269,172
	97,000	6.750%, 02/25/22	109,125
EUR	100,000	Auris Luxembourg II S.A., 8.000%, 01/15/23	120,747
EUR	150,000	Galapagos S.A., 5.375%, 06/15/21	170,947
EUR	100,000	INEOS Group Holdings S.A., 5.375%, 08/01/24	120,199
	50,000	Intelsat Jackson Holdings S.A., 7.500%, 04/01/21	44,500
EUR	100,000	Matterhorn Telecom S.A., 3.875%, 05/01/22	115,846
	250,000	SES SA, 4.625%, 01/02/49	297,854
EUR	200,000	SIG Combibloc Holdings SCA, 7.750%, 02/15/23	240,960
EUR	200,000	Telenet Finance VI Luxembourg SCA, 4.875%, 07/15/27	246,850

			1,859,865

		Mexico — 0.8%
	750,000	Petroleos Mexicanos MTN, 6.875%, 08/04/26	841,013

		Netherlands — 1.7%
	150,000	AerCap Ireland Capital DAC, 4.625%, 07/01/22	160,706
	200,000	Gas Natural Fenosa Finance BV, 4.125%, 11/18/42	237,522
EUR	100,000	Hema Bondco I BV, 6.250%, 06/15/19	113,732
EUR	100,000	Hema Bondco II BV, 8.500%, 12/15/19	114,807
	100,000	ING Groep NV, 3.000%, 04/11/23	121,427
	200,000	Koninklijke KPN NV, 6.125%, 09/14/18	239,252
	53,000	Petrobras Global Finance, 8.375%, 05/23/21	59,397
	35,000	Shell International Finance BV, 4.125%, 05/11/35	36,276
	160,000	Teva Pharmaceutical Finance Netherlands II BV, 3.150%, 10/01/26	150,495
EUR	120,000	UPC Holding BV, 6.750%, 03/15/23	145,418
EUR	100,000	UPCB Finance IV Ltd., 4.000%, 01/15/27	117,831
EUR	200,000	Ziggo Bond Finance BV, 4.625%, 01/15/25	239,275

			1,736,138

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		New Zealand — 0.1%
		Reynolds Group Issuer, Inc.,
	62,000	5.125%, 07/15/23 (a)	64,325
	70,000	5.750%, 10/15/20	71,925

			136,250

		Peru — 0.0% (e)
	40,000	Southern Copper Corp., 5.875%, 04/23/45	41,850

		Portugal — 0.4%
EUR	100,000	EDP - Energias de Portugal S.A., VAR, 5.375%, 09/16/75	121,655
EUR	200,000	EDP Finance BV MTN, 2.375%, 03/23/23	236,982

			358,637

		Spain — 1.4%
EUR	100,000	CaixaBank S.A. MTN, VAR, 3.500%, 02/15/27	117,648
EUR	250,000	Cirsa Funding Luxembourg S.A., 5.750%, 05/15/21	298,427
EUR	100,000	eDreams ODIGEO S.A., 8.500%, 08/01/21	122,974
EUR	100,000	Gestamp Funding Luxembourg S.A., 3.500%, 05/15/23	117,521
EUR	100,000	Grupo-Antolin Irausa S.A., 3.250%, 04/30/24	115,144
EUR	100,000	Repsol International Finance BV, VAR, 4.500%, 03/25/75	115,107
EUR	400,000	Telefonica Europe BV, VAR, 5.000%, 03/31/49 (b)	484,442

			1,371,263

		Sweden — 0.9%
		Skandinaviska Enskilda Banken AB,
	100,000	2.500%, 05/28/26	119,325
	200,000	5.750%, 11/29/49 (b)	206,000
EUR	180,000	Verisure Holding AB, 6.000%, 11/01/22	220,402
EUR	100,000	Volvo Car AB, 3.250%, 05/18/21	121,603
	200,000	Volvo Treasury AB, 4.850%, 03/10/78	247,022

			914,352

		Switzerland — 0.6%
GBP	100,000	Glencore Finance Europe S.A., 6.000%, 04/03/22	149,904
EUR	400,000	UBS Group AG, VAR, 5.750%, 12/29/49 (b)	498,312

			648,216

		United Kingdom — 2.8%
EUR	300,000	Anglo American Capital plc MTN, 3.250%, 04/03/23	363,987
		BP Capital Markets plc,
	30,000	3.588%, 04/14/27	30,733
	240,000	3.814%, 02/10/24	252,499
EUR	125,000	CNH Industrial Finance Europe S.A. MTN, 2.875%, 05/17/23	149,288
EUR	200,000	Fiat Chrysler Automobiles NV MTN, 3.750%, 03/29/24	232,952

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		United Kingdom — continued
EUR	100,000	Ineos Finance plc, 4.000%, 05/01/23	116,689
GBP	100,000	Jaguar Land Rover Automotive plc, 3.875%, 03/01/23	135,287
	200,000	Lloyds Banking Group plc, 4.582%, 12/10/25	209,653
	131,000	Royal Bank of Scotland Group plc, 6.100%, 06/10/23	143,602
	400,000	Santander UK Group Holdings plc, 3.571%, 01/10/23	408,524
EUR	200,000	Sky plc MTN, 1.500%, 09/15/21	234,433
EUR	100,000	Synlab Unsecured Bondco plc, 8.250%, 07/01/23	125,780
EUR	250,000	Tesco Corporate Treasury Services plc MTN, 2.125%, 11/12/20	293,195
EUR	100,000	Worldpay Finance plc, 3.750%, 11/15/22	122,670

			2,819,292

		United States — 35.0%
	120,000	21st Century Fox America, Inc., 4.950%, 10/15/45	126,715
	97,000	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	103,547
EUR	100,000	Adient Global Holdings Ltd., 3.500%, 08/15/24	115,796
	125,000	ADT Corp., 4.125%, 06/15/23	124,687
	84,000	AECOM, 5.875%, 10/15/24	90,090
	69,000	AES Corp., 5.500%, 04/15/25	71,760
	45,000	Air Lease Corp., 3.000%, 09/15/23	44,727
	35,000	AK Steel Corp., 7.000%, 03/15/27	35,175
	215,000	Albertsons Co., LLC, 6.625%, 06/15/24 (a)	222,525
		Allergan Funding SCS,
	40,000	3.800%, 03/15/25	41,282
	100,000	4.550%, 03/15/35	103,532
		Ally Financial, Inc.,
	45,000	4.250%, 04/15/21	46,373
	164,000	4.625%, 05/19/22	168,715
		Altria Group, Inc.,
	115,000	3.875%, 09/16/46	109,807
	40,000	4.000%, 01/31/24	42,795
	15,000	4.250%, 08/09/42	15,249
	30,000	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	31,143
	97,000	AMC Networks, Inc., 5.000%, 04/01/24	98,454
		American Axle & Manufacturing, Inc.,
	5,000	6.500%, 04/01/27 (a)	4,938
	219,000	6.625%, 10/15/22	226,117
	145,000	American International Group, Inc., 4.800%, 07/10/45	154,985
	80,000	American Tower Corp. REIT, 5.000%, 02/15/24	88,264
	45,000	Amkor Technology, Inc., 6.375%, 10/01/22	46,912
	125,000	Amsurg Corp., 5.625%, 07/15/22	130,453

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	210,000	Anadarko Petroleum Corp., 3.450%, 07/15/24	207,270
		Analog Devices, Inc.,
	15,000	3.500%, 12/05/26	15,182
	10,000	4.500%, 12/05/36	10,166
	20,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	21,782
	30,000	Anixter, Inc., 5.500%, 03/01/23	31,875
	174,000	Antero Resources Corp., 5.125%, 12/01/22	175,957
		Apple, Inc.,
	30,000	3.350%, 02/09/27	30,780
	150,000	3.850%, 08/04/46	147,775
	89,000	Arconic, Inc., 5.900%, 02/01/27	97,010
		AT&T, Inc.,
	115,000	3.400%, 05/15/25	112,979
	135,000	4.300%, 12/15/42	123,374
	20,000	5.250%, 03/01/37	20,904
	175,000	Avis Budget Car Rental LLC, 5.500%, 04/01/23	171,500
EUR	100,000	Axalta Coating Systems LLC, 4.250%, 08/15/24	120,400
EUR	250,000	Ball Corp., 4.375%, 12/15/23	316,295
		Bank of America Corp., VAR,
	270,000	2.625%, 04/19/21	271,418
	150,000	3.824%, 01/20/28	152,710
	30,000	4.250%, 10/22/26	31,009
	230,000	6.300%, 12/29/49 (b)	253,719
	62,000	Berry Plastics Corp., 5.125%, 07/15/23	64,976
	91,000	Blue Cube Spinco, Inc., 10.000%, 10/15/25	112,840
	50,000	Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	51,625
	50,000	Boardwalk Pipelines LP, 3.375%, 02/01/23	49,795
	52,000	Boyd Gaming Corp., 6.375%, 04/01/26	56,737
	210,000	Broadcom Corp., 3.625%, 01/15/24 (a)	213,771
		Buckeye Partners LP,
	30,000	3.950%, 12/01/26	30,258
	171,000	4.150%, 07/01/23	178,323
	125,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	136,984
	111,000	Cablevision Systems Corp., 8.000%, 04/15/20	124,597
	85,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	91,588
	20,000	California Resources Corp., 8.000%, 12/15/22 (a)	14,975
	42,000	Callon Petroleum Co., 6.125%, 10/01/24	43,470
	76,000	Calpine Corp., 5.250%, 06/01/26 (a)	75,620
		Capital One Financial Corp.,
	50,000	3.750%, 03/09/27	50,113
	175,000	4.200%, 10/29/25	178,382
	650,000	CCO Holdings LLC, 5.750%, 02/15/26 (a)	696,312
	125,000	Centene Corp., 6.125%, 02/15/24	135,820

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		United States — continued
	140,000	CenturyLink, Inc., 7.500%, 04/01/24	153,300
	232,000	CF Industries, Inc., 4.500%, 12/01/26 (a)	239,438
	275,000	Charter Communications Operating LLC, 4.908%, 07/23/25	297,631
	35,000	Chemours Co. (The), 7.000%, 05/15/25	38,762
	62,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	66,572
		Chesapeake Energy Corp.,
	25,000	8.000%, 12/15/22 (a)	27,031
	42,000	8.000%, 01/15/25 (a)	41,790
	65,000	8.000%, 06/15/27 (a)	63,700
	125,000	Cincinnati Bell, Inc., 7.000%, 07/15/24 (a)	130,937
	250,000	Cisco Systems, Inc., 2.600%, 02/28/23	252,319
	164,000	CIT Group, Inc., 5.000%, 08/15/22	177,481
	49,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (a)	50,102
		Citigroup, Inc., VAR,
	55,000	4.125%, 07/25/28	55,809
	200,000	5.875%, 12/29/49 (b)	208,500
	90,000	Clean Harbors, Inc., 5.125%, 06/01/21	92,137
		Clear Channel Worldwide Holdings, Inc.,
	402,000	6.500%, 11/15/22	414,060
	125,000	7.625%, 03/15/20	125,625
		Comcast Corp.,
	30,000	2.350%, 01/15/27	28,233
	105,000	4.600%, 08/15/45	113,070
	70,000	Commercial Metals Co., 4.875%, 05/15/23	70,262
	224,000	CommScope Technologies LLC, 6.000%, 06/15/25 (a)	238,045
	55,000	Community Health System, Inc., 7.125%, 07/15/20	54,106
		Concho Resources, Inc.,
	25,000	5.500%, 10/01/22	25,781
	10,000	5.500%, 04/01/23	10,338
		Continental Resources, Inc.,
	105,000	4.500%, 04/15/23	102,900
	76,000	5.000%, 09/15/22	76,095
	70,000	CoreCivic, Inc. REIT, 4.625%, 05/01/23	70,525
	35,000	Covanta Holding Corp., 5.875%, 07/01/25	34,125
	35,000	Crestwood Midstream Partners LP, 6.250%, 04/01/23	36,290
	62,000	Crown Americas LLC, 4.250%, 09/30/26 (a)	60,921
	315,000	Crown Castle International Corp. REIT, 4.450%, 02/15/26	335,602
EUR	150,000	Crown European Holdings S.A., 4.000%, 07/15/22	189,103
	160,000	Dana Financing Luxembourg Sarl, 6.500%, 06/01/26 (a)	171,600

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
145,000	Darden Restaurants, Inc., 3.850%, 05/01/27	147,768
76,000	DaVita, Inc., 5.125%, 07/15/24	77,330
76,000	DCP Midstream Operating LP, 3.875%, 03/15/23	74,252
	Dell International LLC,
230,000	6.020%, 06/15/26 (a)	253,691
147,000	7.125%, 06/15/24 (a)	163,791
35,000	Diamondback Energy, Inc., 4.750%, 11/01/24 (a)	35,087
	DISH DBS Corp.,
146,000	5.875%, 07/15/22	155,855
415,000	5.875%, 11/15/24	441,975
6,000	Dole Food Co., Inc., 7.250%, 06/15/25 (a)	6,225
97,000	Dollar Tree, Inc., 5.750%, 03/01/23	102,723
83,000	Dynegy, Inc., 5.875%, 06/01/23	78,124
62,000	Endo Finance LLC, 5.750%, 01/15/22 (a)	59,442
42,000	Energy Transfer Equity LP, 5.875%, 01/15/24	44,835
160,000	Entergy Corp., 2.950%, 09/01/26	154,554
	EP Energy LLC,
63,000	8.000%, 02/15/25 (a)	53,865
76,000	9.375%, 05/01/20	68,590
49,000	Equinix Inc. REIT, 5.375%, 04/01/23	51,313
14,000	ESH Hospitality, Inc. REIT, 5.250%, 05/01/25 (a)	14,306
	Express Scripts Holding Co.,
300,000	3.000%, 07/15/23	297,894
30,000	3.400%, 03/01/27	28,924
	First Data Corp.,
70,000	5.375%, 08/15/23 (a)	73,500
60,000	5.750%, 01/15/24 (a)	63,450
105,000	7.000%, 12/01/23 (a)	113,137
115,000	Ford Motor Co., 5.291%, 12/08/46	115,012
	Freeport-McMoRan, Inc.,
111,000	3.550%, 03/01/22	103,785
10,000	3.875%, 03/15/23	9,294
195,000	Frontier Communications Corp., 6.875%, 01/15/25	156,854
200,000	GE Capital International Funding Co., 4.418%, 11/15/35	215,254
10,000	General Motors Co., 5.200%, 04/01/45	9,727
	General Motors Financial Co., Inc.,
235,000	3.700%, 05/09/23	236,655
15,000	4.350%, 01/17/27	15,169
49,000	Genesis Energy LP, 5.625%, 06/15/24	47,652
90,000	GEO Group, Inc. REIT, 5.875%, 01/15/22	93,600
	Gilead Sciences, Inc.,
20,000	4.000%, 09/01/36	19,730
105,000	4.150%, 03/01/47	101,279
52,000	GLP Capital LP, 5.375%, 11/01/23	56,290

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Goldman Sachs Group, Inc., VAR,
40,000	3.500%, 01/23/25	40,418
245,000	3.691%, 06/05/28	245,000
15,000	5.150%, 05/22/45	16,360
190,000	5.300%, 12/29/49 (b)	198,550
100,000	5.375%, 12/29/49 (b)	103,500
	Goodyear Tire & Rubber Co. (The),
5,000	4.875%, 03/15/27	5,028
39,000	5.000%, 05/31/26	40,194
42,000	Hanesbrands, Inc., 4.875%, 05/15/26 (a)	42,105
120,000	Harris Corp., 4.854%, 04/27/35	130,976
	HCA, Inc.,
110,000	5.375%, 02/01/25	115,637
158,000	5.875%, 03/15/22	175,380
168,000	5.875%, 05/01/23	183,436
375,000	5.875%, 02/15/26	407,344
30,000	HealthSouth Corp., 5.750%, 09/15/25	31,200
25,000	Herc Rentals, Inc., 7.750%, 06/01/24 (a)	26,687
285,000	Hertz Corp., 7.375%, 01/15/21	268,612
115,000	Hess Corp., 5.800%, 04/01/47	122,932
239,000	Hexion, Inc., 6.625%, 04/15/20	222,270
42,000	Hilcorp Energy I LP, 5.000%, 12/01/24 (a)	39,795
4,000	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (a)	4,300
4,000	Hilton Worldwide Finance LLC, 4.875%, 04/01/27 (a)	4,140
62,000	Holly Energy Partners LP, 6.000%, 08/01/24 (a)	65,487
62,000	Hologic, Inc., 5.250%, 07/15/22 (a)	65,100
480,000	HSBC Holdings plc, 3.400%, 03/08/21	495,125
	Hughes Satellite Systems Corp.,
22,000	5.250%, 08/01/26 (a)	22,633
75,000	5.250%, 08/01/26	77,156
	Huntsman International LLC,
EUR 200,000	5.125%, 04/15/21	254,487
175,000	5.125%, 11/15/22	188,563
10,000	IASIS Healthcare LLC, 8.375%, 05/15/19	10,125
105,000	Infor Software Parent LLC, 7.125%, (PIK), 05/01/21 (a)	108,412
120,000	Infor US, Inc., 6.500%, 05/15/22	124,950
EUR 100,000	International Game Technology plc, 4.750%, 02/15/23	123,010
25,000	inVentiv Group Holdings, Inc., 7.500%, 10/01/24 (a)	27,219
105,000	Iron Mountain, Inc. REIT, 5.750%, 08/15/24	107,756
25,000	Jack Ohio Finance LLC, 6.750%, 11/15/21 (a)	25,906
20,000	Kindred Healthcare, Inc., 8.750%, 01/15/23	20,900
90,000	Kinetic Concepts, Inc., 7.875%, 02/15/21 (a)	95,850
135,000	Kraft Heinz Foods Co., 4.375%, 06/01/46	129,017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Kroger Co. (The),
35,000	2.650%, 10/15/26	32,968
130,000	4.450%, 02/01/47	129,745
	L Brands, Inc.,
69,000	5.625%, 10/15/23	72,881
70,000	6.750%, 07/01/36	67,389
62,000	Lamar Media Corp., 5.750%, 02/01/26	67,115
100,000	Level 3 Communications, Inc., 5.750%, 12/01/22	104,000
265,000	Level 3 Financing, Inc., 5.250%, 03/15/26	275,518
19,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (a)	19,237
19,000	LKQ Corp., 4.750%, 05/15/23	19,283
EUR 100,000	LKQ Italia Bondco SpA, 3.875%, 04/01/24	121,042
110,000	Lowe’s Co., Inc., 4.050%, 05/03/47	111,466
6,000	LPL Holdings, Inc., 5.750%, 09/15/25 (a)	6,195
195,000	Masco Corp., 4.375%, 04/01/26	208,026
28,000	MasTec, Inc., 4.875%, 03/15/23	28,210
20,000	MetLife, Inc., 6.400%, 12/15/36	22,818
453,000	MGM Resorts International, 6.000%, 03/15/23	497,303
	Micron Technology, Inc.,
77,000	5.250%, 08/01/23 (a)	79,117
70,000	7.500%, 09/15/23	78,197
	Microsoft Corp.,
15,000	3.700%, 08/08/46	14,644
20,000	4.100%, 02/06/37	21,265
	Morgan Stanley MTN,
220,000	2.750%, 05/19/22	220,324
40,000	3.875%, 01/27/26	41,224
30,000	4.350%, 09/08/26	31,351
15,000	4.375%, 01/22/47	15,466
100,000	5.450%, 12/29/49 (b)	102,625
100,000	5.550%, 12/29/49 (b)	104,625
115,000	MPLX LP, 5.200%, 03/01/47	119,012
270,000	Mylan Inc., 4.200%, 11/29/23	283,653
15,000	Mylan NV, 3.950%, 06/15/26	15,041
49,000	Nabors Industries, Inc., 5.500%, 01/15/23 (a)	48,510
89,000	Nationstar Mortgage LLC, 6.500%, 07/01/21	90,891
57,000	Netflix, Inc., 4.375%, 11/15/26 (a)	57,000
25,000	Newfield Exploration Co., 5.750%, 01/30/22	26,625
25,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (a)	26,312
35,000	NGL Energy Partners LP, 6.125%, 03/01/25 (a)	32,987
64,000	Nielsen Finance LLC, 5.000%, 04/15/22 (a)	65,840
150,000	NiSource Finance Corp., 4.375%, 05/15/47	153,438
15,000	Noble Energy, Inc., 5.250%, 11/15/43	15,601
64,000	Novelis Corp., 5.875%, 09/30/26 (a)	66,240

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	NRG Energy, Inc.,
16,000	6.625%, 01/15/27 (a)	15,720
60,000	6.625%, 01/15/27	58,950
35,000	NRG Yield Operating LLC, 5.000%, 09/15/26 (a)	34,737
	Oasis Petroleum, Inc.,
42,000	6.500%, 11/01/21	42,525
160,000	6.875%, 01/15/23	160,800
EUR 150,000	OI European Group BV, 3.125%, 11/15/24	172,329
	Oracle Corp.,
30,000	2.650%, 07/15/26	29,097
135,000	4.500%, 07/08/44	144,011
62,000	Outfront Media Capital LLC, 5.875%, 03/15/25	65,100
55,000	Parker Drilling Co., 6.750%, 07/15/22	47,300
14,000	Pattern Energy Group, Inc., 5.875%, 02/01/24 (a)	14,630
	PetSmart, Inc.,
70,000	5.875%, 06/01/25 (a)	70,350
125,000	7.125%, 03/15/23 (a)	116,562
115,000	Philip Morris International, Inc., 4.125%, 03/04/43	114,263
70,000	PolyOne Corp., 5.250%, 03/15/23	73,500
10,000	Post Holdings, Inc., 5.500%, 03/01/25 (a)	10,500
105,000	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (a)	114,801
115,000	Prudential Financial, Inc. MTN, 4.600%, 05/15/44	124,173
35,000	QEP Resources, Inc., 5.375%, 10/01/22	34,212
240,000	QUALCOMM, Inc., 2.900%, 05/20/24	239,489
60,000	Quicken Loans, Inc., 5.750%, 05/01/25 (a)	60,075
EUR 250,000	Quintiles IMS, Inc., 3.500%, 10/15/24	293,833
190,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)	202,825
70,000	Regal Entertainment Group, 5.750%, 02/01/25	72,100
38,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	35,553
35,000	Reynolds American, Inc., 4.450%, 06/12/25	37,688
35,000	Rite Aid Corp., 6.125%, 04/01/23 (a)	34,766
325,000	Rockwell Collins, Inc., 3.700%, 12/15/23	340,156
280,000	Roper Technologies, Inc., 3.800%, 12/15/26	288,929
15,000	RSI Home Products, Inc., 6.500%, 03/15/23 (a)	15,825
35,000	RSP Permian, Inc., 6.625%, 10/01/22	36,881
85,000	Scientific Games International, Inc., 7.000%, 01/01/22 (a)	90,738
20,000	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23	21,450

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	97,000	Sealed Air Corp., 5.125%, 12/01/24 (a)	102,093
	85,000	Sensata Technologies BV, 4.875%, 10/15/23 (a)	86,488
	20,000	Service Corp. International, 7.500%, 04/01/27	23,450
	225,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	223,021
EUR	200,000	Silgan Holdings, Inc., 3.250%, 03/15/25	229,996
		Sinclair Television Group, Inc.,
	70,000	5.625%, 08/01/24 (a)	72,012
	25,000	6.125%, 10/01/22	26,094
		Sirius XM Radio, Inc.,
	146,000	5.375%, 04/15/25 (a)	150,015
	265,000	6.000%, 07/15/24 (a)	281,231
	85,000	SM Energy Co., 6.500%, 11/15/21	85,850
EUR	90,000	SMCP Group SAS, 5.875%, 05/01/23	110,207
	55,000	Southwestern Energy Co., 6.700%, 01/23/25	54,313
	63,000	Spectrum Brands, Inc., 6.625%, 11/15/22	66,308
		Sprint Corp.,
	411,000	7.625%, 02/15/25	472,650
	490,000	7.875%, 09/15/23	566,563
	25,000	SPX FLOW, Inc., 5.625%, 08/15/24 (a)	25,625
	104,000	Steel Dynamics, Inc., 5.000%, 12/15/26	105,820
	125,000	Summit Materials LLC, 6.125%, 07/15/23	130,625
	130,000	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	131,682
	125,000	SUPERVALU, Inc., 6.750%, 06/01/21	127,656
	50,000	Synchrony Financial, 4.250%, 08/15/24	51,212
	99,000	Targa Resources Partners LP, 4.250%, 11/15/23	98,010
		TEGNA, Inc.,
	50,000	5.500%, 09/15/24 (a)	51,562
	62,000	6.375%, 10/15/23	65,643
	50,000	Tempur Sealy International, Inc., 5.625%, 10/15/23	51,500
		Tenet Healthcare Corp.,
	119,000	4.500%, 04/01/21	122,130
	104,000	5.000%, 03/01/19	106,080
	245,000	8.125%, 04/01/22	258,781
	42,000	Terex Corp., 5.625%, 02/01/25 (a)	43,050
	28,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (a)	31,220
	28,000	TerraForm Power Operating LLC, 6.625%, 06/15/25 (a)	29,540
	49,000	Tesoro Corp., 4.750%, 12/15/23 (a)	51,573
		Tesoro Logistics LP,
	97,000	5.250%, 01/15/25	102,578
	85,000	6.375%, 05/01/24	92,437

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
35,000	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (a)	37,187
	T-Mobile USA, Inc.,
250,000	6.000%, 03/01/23	265,925
266,000	6.000%, 04/15/24	286,615
100,000	6.500%, 01/15/26	110,375
35,000	TransDigm, Inc., 6.500%, 07/15/24	36,400
53,800	Transocean Proteus Ltd., 6.250%, 12/01/24 (a)	55,414
	Transocean, Inc.,
49,000	6.800%, 03/15/38	38,021
55,000	9.000%, 07/15/23 (a)	57,475
	United Rentals North America, Inc.,
125,000	5.500%, 05/15/27	128,438
120,000	5.750%, 11/15/24	126,901
69,000	United States Steel Corp., 8.375%, 07/01/21 (a)	75,728
15,000	UnitedHealth Group, Inc., 4.750%, 07/15/45	16,872
	Uniti Group, Inc. REIT,
25,000	6.000%, 04/15/23 (a)	26,187
85,000	8.250%, 10/15/23	89,463
97,000	Univision Communications, Inc., 5.125%, 02/15/25 (a)	95,788
125,000	US Concrete, Inc., 6.375%, 06/01/24 (a)	130,625
146,000	Valeant Pharmaceuticals International, 7.000%, 10/01/20 (a)	139,430
	Valeant Pharmaceuticals International, Inc.,
295,000	6.125%, 04/15/25 (a)	235,263
69,000	6.500%, 03/15/22 (a)	72,436
160,000	7.000%, 03/15/24 (a)	169,200
250,000	VEREIT Operating Partnership LP REIT, 4.600%, 02/06/24	261,645
	Verizon Communications, Inc.,
65,000	3.500%, 11/01/24	65,881
5,000	4.125%, 08/15/46	4,442
20,000	4.272%, 01/15/36	19,058
130,000	5.012%, 04/15/49 (a)	130,790
49,000	Vertiv Group Corp., 9.250%, 10/15/24 (a)	52,920
235,000	Viacom, Inc., 3.450%, 10/04/26	227,147
85,000	Vista Outdoor, Inc., 5.875%, 10/01/23	85,956
	Weatherford International Ltd.,
35,000	6.500%, 08/01/36	32,362
21,000	7.000%, 03/15/38	19,635
21,000	9.875%, 02/15/24 (a)	23,625
40,000	Welbilt, Inc., 9.500%, 02/15/24	46,400
	Wells Fargo & Co., VAR,
15,000	3.000%, 04/22/26	14,655
150,000	4.900%, 11/17/45	160,945
230,000	5.900%, 12/29/49 (b)	244,088
181,000	Western Digital Corp., 10.500%, 04/01/24	212,223
	Whiting Petroleum Corp.,
104,000	5.000%, 03/15/19	103,740

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
85,000	5.750%, 03/15/21	83,513
150,000	William Partners LP, 3.750%, 06/15/27	149,924
125,000	Williams Co., Inc., 4.550%, 06/24/24	128,438
320,000	Windstream Services LLC, 6.375%, 08/01/23	271,411
	WMG Acquisition Corp.,
EUR 150,000	4.125%, 11/01/24	179,035
92,000	4.875%, 11/01/24 (a)	92,920
70,000	WPX Energy, Inc., 8.250%, 08/01/23	76,650
129,000	Wynn Las Vegas LLC, 5.500%, 03/01/25 (a)	136,418
	XPO Logistics, Inc.,
35,000	6.125%, 09/01/23 (a)	36,925
55,000	6.500%, 06/15/22 (a)	58,394
	Zayo Group LLC,
85,000	6.000%, 04/01/23	89,888
189,000	6.375%, 05/15/25	203,175

		35,361,027

	Total Corporate Bonds (Cost $56,875,355)	57,094,695

Foreign Government Securities — 23.8%
	Angola — 0.7%
670,000	Republic of Angola, 9.500%, 11/12/25	716,900

	Argentina — 0.5%
	Republic of Argentina,
150,000	6.875%, 04/22/21	163,800
350,000	6.875%, 04/22/21	382,200

		546,000

	Australia — 2.8%
AUD 3,660,000	Australia Government Bond, 2.750%, 11/21/27	2,792,375

	Belarus — 0.1%
100,000	Republic of Belarus International Bond, 8.950%, 01/26/18	102,750

	Brazil — 2.8%
8,995,000	Nota do Tesouro Nacional, 10.000%, 01/01/25	2,800,120

	Canada — 2.9%
CAD 3,890,000	Canadian Government Bond, 1.500%, 06/01/26	2,925,858

	Dominican Republic — 0.4%
350,000	Government of Dominican Republic, 6.875%, 01/29/26	391,125

	Egypt — 0.7%
650,000	Egypt Government International Bond MTN, 8.500%, 01/31/47	695,500

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Indonesia — 2.9%
		Republic of Indonesia,
	340,000	6.625%, 02/17/37	422,450
IDR	30,392,000,000	8.750%, 05/15/31	2,541,816

			2,964,266

		Italy — 0.4%
EUR	420,000	Italy Buoni Poliennali Del Tesoro, 2.800%, 03/01/67 (a)	393,643

		Mexico — 2.3%
	45,900,000	Mexican Bonos, 6.500%, 06/09/22	2,378,884

		New Zealand — 2.1%
NZD	2,820,000	New Zealand Government Bond, 3.500%, 04/14/33	2,100,048

		Portugal — 1.4%
EUR	1,270,000	Portugal Obrigacoes do Tesouro OT, 2.875%, 07/21/26 (a)	1,439,198

		Russia — 2.9%
RUB	158,150,000	Russian Federation, 8.150%, 02/03/27	2,915,096

		Spain — 0.5%
EUR	430,000	Spain Government Bond, 2.900%, 10/31/46 (a)	487,919

		Ukraine — 0.3%
	340,000	Republic of Ukraine, 7.750%, 09/01/19	349,180

		Uruguay — 0.1%
	100,000	Uruguay Government International Bond, 4.375%, 10/27/27	105,750

		Total Foreign Government Securities (Cost $24,039,609)	24,104,612

	U.S. Treasury Obligation — 0.1%
	65,000	U.S. Treasury Bond, 2.875%, 11/15/46 (Cost $63,058)	64,975

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 2.6%
	Investment Company — 2.6%
2,663,470	JPMorgan U.S. Government Money Market Fund, Class Institutional Class Shares, 0.650% (c) (d)
	Total Investment Company (Cost $2,663,470)	2,663,470

	Total Investments — 87.4% (Cost $88,101,657)	88,412,782
	Other Assets in Excess of Liabilities — 12.6%	12,762,482

	NET ASSETS — 100.0%	$101,175,264

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	Euro Bund	06/08/17	EUR	1,463,439	(4,300)

	Total Long Futures Outstanding				(4,300)

	Short Futures Outstanding
(47)	Euro-OAT 10 Year Bond	06/09/17	EUR	(7,942,137)	(59,277)
(3)	Euro Buxl 30 Year Bond	06/11/17	EUR	(579,715)	12,175
(4)	Euro Bobl	06/15/17	EUR	(595,284)	1,184
(2)	U.S. Ultra Long Treasury Bond	09/20/17	USD	(325,933)	(4,317)
(1)	U.S. 10-Year Treasury Note	09/21/17	USD	(125,842)	(455)
(1)	Long Gilt 10-Year Bond	09/28/17	USD	(164,135)	(707)
(1)	U.S. Ultra Long Treasury Bond	09/29/17	USD	(135,623)	(112)
(61)	90-Day Euro	12/17/18	EUR	(14,963,609)	(23,329)

	Total Short Futures Outstanding				(74,838)

					(79,138)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
12,788	EUR	Deutsche Bank	06/13/2017	14,283	14,376	93
274,554	EUR	National Australia Capital Markets	06/13/2017	299,939	308,644	8,705
31,909,344	MXN	The Toronto Dominion Bank — London	06/02/2017	1,709,414	1,711,324	1,910
846,535	TRY	Deutsche Bank	06/13/2017	236,047	238,999	2,952
943,616	TRY	Citigroup	06/13/2017	262,252	266,407	4,155
228,255	TRY	Royal Bank of Canada	06/13/2017	63,549	64,442	893
3,193,642	TRY	Royal Bank of Canada	07/13/2017	891,401	893,810	2,409

				3,476,885	3,498,002	21,117

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,536,729	AUD	Australia New Zealand Banking	06/13/2017	1,134,877	1,141,624	(6,747)
203,865	AUD	Australia New Zealand Banking	06/13/2017	151,709	151,450	259
154,044	AUD	Royal Bank of Canada	06/13/2017	114,661	114,438	223
1,915,596	AUD	Australia New Zealand Banking	07/13/2017	1,425,539	1,422,419	3,120
1,298,644	CAD	Royal Bank of Canada	06/13/2017	945,280	961,603	(16,323)
245,032	CAD	National Australia Capital Markets	06/13/2017	182,033	181,438	595
77,364	CAD	State Street	06/13/2017	57,497	57,286	211
980,425	CAD	National Australia Capital Markets	07/13/2017	729,328	726,371	2,957
273,106	EUR	Royal Bank of Canada	06/13/2017	306,090	307,018	(928)
6,507	EUR	Royal Bank of Canada	06/13/2017	7,322	7,314	8
852,984	EUR	Australia New Zealand Banking	06/13/2017	952,507	958,896	(6,389)
12,533	EUR	National Australia Capital Markets	06/13/2017	13,806	14,090	(284)
4,091,793	EUR	The Toronto Dominion Bank — London	06/13/2017	4,453,856	4,599,856	(146,000)
974,345	EUR	Citigroup	06/13/2017	1,071,719	1,095,326	(23,607)
969,683	EUR	Merrill Lynch	07/13/2017	1,086,413	1,091,843	(5,430)
221,597	GBP	National Australia Capital Markets	06/13/2017	287,237	285,640	1,597
105,637	NZD	National Australia Capital Markets	06/13/2017	74,484	74,823	(339)
725,460	NZD	Australia New Zealand Banking	06/13/2017	499,541	513,847	(14,306)

672,593	TRY	Citigroup	06/13/2017	184,573	189,890	(5,317)

				13,678,472	13,895,172	(216,700)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Notes to Schedule of Portfolio Investments:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound Sterling
IDR	—	Indonesian Rupiah
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MTN	—	Medium Term Note
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PIK	—	Security has the ability to pay in kind or pay income in cash. When applicable, separate rates of such payments are disclosed.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(a)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(b)		Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of May 31, 2017.
(e)		Amount rounds to less than 0.05%.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,277
Aggregate gross unrealized depreciation	(190,152)

Net unrealized appreciation/depreciation	$311,125

Federal income tax cost of investments	$88,101,657

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments – The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Funds’ NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$546,177	$100,081	$646,258

Commercial Mortgage-Backed Securities	—	3,575,778	262,994	3,838,772

Corporate Bonds
Argentina	—	519,650	—	519,650
Australia	—	147,140	—	147,140
Belgium	—	335,330	—	335,330
Bermuda	—	195,060	—	195,060
Brazil	—	410,728	—	410,728
Canada	—	1,271,788	—	1,271,788
Cayman Islands	—	63,315	—	63,315
France	—	3,372,628	—	3,372,628
Germany	—	1,573,145	—	1,573,145
Ireland	—	1,102,476	—	1,102,476
Israel	—	107,783	—	107,783
Italy	—	1,567,236	—	1,567,236
Japan	—	340,513	—	340,513
Luxembourg	—	1,859,865	—	1,859,865
Mexico	—	841,013	—	841,013
Netherlands	—	1,736,138	—	1,736,138
New Zealand	—	136,250	—	136,250
Peru	—	41,850	—	41,850
Portugal	—	358,637	—	358,637
Spain	—	1,371,263	—	1,371,263
Sweden	—	914,352	—	914,352
Switzerland	—	648,216	—	648,216
United Kingdom	—	2,819,292	—	2,819,292
United States	—	35,361,027	—	35,361,027

Total Corporate Bonds	—	57,094,695	—	57,094,695

Foreign Government Securities
Angola	—	716,900	—	716,900
Argentina	—	546,000	—	546,000
Australia	—	2,792,375	—	2,792,375
Belarus	—	102,750	—	102,750
Brazil	—	2,800,120	—	2,800,120
Canada	—	2,925,858	—	2,925,858
Dominican Republic	—	391,125	—	391,125
Egypt	—	695,500	—	695,500
Indonesia	—	2,964,266	—	2,964,266
Italy	—	393,643	—	393,643
Mexico	—	2,378,884	—	2,378,884
New Zealand	—	2,100,048	—	2,100,048
Portugal	—	1,439,198	—	1,439,198
Russia	—	2,915,096	—	2,915,096
Spain	—	487,919	—	487,919
Ukraine	—	349,180	—	349,180
Uruguay	—	105,750	—	105,750

Total Foreign Government Securities	—	24,104,612	—	24,104,612

Total U.S. Treasury Obligation	—	64,975	—	64,975

Short-Term Investment	2,663,470	—	—	2,663,470

Total Investments in Securities	$2,663,470	$85,386,237	$363,075	$88,412,782

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$13,359	$—	$—	$13,359
Forward Foreign Currency Exchange Contracts	—	30,086	—	30,086

Total Appreciation in Other Financial Instruments	$13,359	$30,086	$—	$43,445

Depreciation in Other Financial Instruments
Futures Contracts	$(92,497)	$—	$—	$(92,497)
Forward Foreign Currency Exchange Contracts	—	(225,669)	—	(225,669)

Total Depreciation in Other Financial Instruments	$(92,497)	$(225,669)	$—	$(318,166)

There were no transfers between level 1 and level 2 during the period ended May 31, 2017.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (concluded)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments (“SOI”).

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a predetermined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets.

The use of futures contracts exposes the Fund to interest rate risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the SOI, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.7%
156,798	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.270%, 01/08/20	156,734
235,214	Babson CLO Ltd., Series 2012-II, Class A1R, VAR, 2.422%, 05/15/23 (a)	235,412
150,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 03/20/19	150,067
250,000	CARDS II Trust, Series 2017-1A, Class A, VAR, 1.363%, 04/15/22 (a)	250,224
250,000	Drive Auto Receivables Trust, Series 2016-CA, Class A3, 1.670%, 11/15/19 (a)	250,169
250,000	Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands), VAR, 2.523%, 04/15/27 (a)	250,249
250,000	First National Master Note Trust, Series 2015-1, 1.759%, 09/15/20	250,470
239,295	Ford Credit Auto Owner Trust, Series 2015-B, 1.160%, 11/15/19	239,033
250,000	GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, VAR, 2.306%, 04/25/25 (a)	250,125
247,596	Honda Auto Receivables Owner Trust, Series 2015-2, Class A3, 1.040%, 02/21/19	247,275
250,000	Magnetite XI Ltd., Series 2017-11A, Class A1R, VAR, 2.278%, 01/18/27 (a)	249,873
250,000	Oaktree EIF Ltd., Series 2015-B1A, 2.732%, 02/15/26	250,170
125,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.600%, 03/16/20	124,991
340,000	Symphony CLO Ltd., Series 2014-14A, 2.435%, 07/14/26	340,071
250,000	Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.350%, 03/15/21	249,943

	Total Asset-Backed Securities (Cost $3,495,147)	3,494,806

Certificates of Deposit — 1.8%
250,000	Canadian Imperial Bank of Commerce (Canada), 1.526%, 05/29/19	249,750
250,000	DZ Bank AG Deutsche Zentral- Genossenschaftsbank (Germany), 1.542%, 08/16/18	250,283

	Total Certificates of Deposit (Cost $500,033)	500,033

Commercial Mortgage-Backed Securities — 2.7%
252,918	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A1, 1.539%, 09/15/19	252,551
246,072	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C16, 1.294%, 03/15/19	245,647
246,713	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class A1, 1.390%, 11/15/47	245,951

	Total Commercial Mortgage- Backed Securities (Cost $743,771)	744,149

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 57.1%
	Consumer Discretionary — 3.7%
	Automobiles — 3.7%
250,000	Daimler Finance North America LLC, VAR, 1.701%, 05/05/20 (a)	250,383
250,000	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	257,247
250,000	General Motors Financial Co., Inc., VAR, 2.630%, 05/09/19	253,488
250,000	Nissan Motor Acceptance Corp. MTN, VAR, 1.735%, 01/13/20 (a)	250,830

	Total Consumer Discretionary	1,011,948

	Consumer Staples — 1.8%
	Food Products — 1.8%
250,000	Tyson Foods, Inc., VAR, 1.760%, 06/02/20	250,445
250,000	Wesfarmers Ltd. (Australia), 1.874%, 03/20/18 (a)	250,544

	Total Consumer Staples	500,989

	Energy — 5.6%
	Energy Equipment & Services — 0.9%
250,000	Schlumberger Holdings Corp., 2.350%, 12/21/18 (a)	251,645

	Oil, Gas & Consumable Fuels — 4.7%
250,000	Canadian Natural Resources Ltd. (Canada), 5.900%, 02/01/18	256,562
250,000	ConocoPhillips, 5.200%, 05/15/18	258,382
250,000	Enterprise Products Operating LLC, 1.650%, 05/07/18	249,908
250,000	Petro-Canada (Canada), 6.050%, 05/15/18	259,997
250,000	Phillips 66, VAR, 1.884%, 04/15/20 (a)	250,383

		1,275,232

	Total Energy	1,526,877

	Financials — 29.0%
	Banks — 19.7%
250,000	ABN AMRO Bank NV, (Netherlands), VAR, 1.798%, 01/18/19 (a)	250,879
75,000	Bank of Nova Scotia (The), (Canada), VAR, 1.781%, 06/14/19	75,580
250,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), 1.650%, 02/26/18 (a)	249,975
171,000	BNP Paribas SA MTN (France), 2.700%, 08/20/18	172,923
250,000	Caisse Centrale Desjardins MTN (Canada), 1.550%, 09/12/17 (a)	250,084
250,000	Citigroup, Inc., VAR, 1.945%, 01/10/20	251,580
250,000	Citizens Bank NA/Providence RI, VAR, 1.604%, 03/02/20	250,726
25,000	Commonwealth Bank of Australia, (Australia), VAR, 1.559%, 03/10/20 (a)	25,029
250,000	Credit Agricole SA/London MTN (France), 2.625%, 10/03/18 (a)	252,677
250,000	HSBC USA, Inc., 2.000%, 08/07/18	250,677

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
100,000	2.037%, 09/24/18	100,706
250,000	Huntington National Bank (The), 1.700%, 02/26/18	250,121
250,000	ING Bank NV, (Netherlands), VAR, 1.792%, 08/15/19 (a)	250,085
250,000	Lloyds Bank plc (United Kingdom), 1.750%, 05/14/18	250,348
250,000	Mizuho Bank Ltd. (Japan), 1.850%, 03/21/18 (a)	250,052
250,000	National Australia Bank Ltd. MTN, (Australia), VAR, 1.682%, 05/22/20 (a)	250,327
200,000	Nordea Bank AB, VAR (Sweden), 1.670%, 05/29/20 (a)	200,210
250,000	PNC Bank NA MTN, 1.600%, 06/01/18	250,109
165,000	Royal Bank of Canada MTN, (Canada), VAR, 1.868%, 04/15/19	166,216
250,000	Skandinaviska Enskilda Banken AB (Sweden), 1.750%, 03/19/18 (a)	250,177
250,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.800%, 03/28/18 (a)	250,225
250,000	SunTrust Banks, Inc., 2.350%, 11/01/18	251,848
175,000	Toronto-Dominion Bank (The) MTN, (Canada), VAR, 1.993%, 01/22/19	176,729
250,000	US Bank NA/Cincinnati OH, VAR, 1.337%, 05/24/19	250,000
245,000	Wachovia Corp. MTN, 5.750%, 02/01/18	251,629

		5,428,912

	Capital Markets — 4.6%
250,000	Credit Suisse AG/New York NY (Switzerland), 1.700%, 04/27/18	250,099
250,000	Deutsche Bank AG/London, VAR (Germany), 1.862%, 02/13/18	250,152
250,000	Goldman Sachs Group, Inc. (The), VAR, 1.920%, 12/13/19	251,744
250,000	Morgan Stanley, VAR, 1.982%, 02/14/20	250,814
250,000	UBS AG/Stamford CT MTN, (Switzerland), VAR, 1.822%, 08/14/19	251,214

		1,254,023

	Consumer Finance — 0.9%
250,000	Capital One Financial Corp., VAR, 1.941%, 05/12/20	250,247

	Financial Services — 1.0%
250,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	279,882

	Insurance — 2.8%
250,000	Athene Global Funding, VAR, 2.296%, 04/20/20 (a)	252,209
250,000	Jackson National Life Global Funding, 4.700%, 06/01/18 (a)	257,683
250,000	Protective Life Global Funding, 1.722%, 04/15/19 (a)	248,385

		758,277

	Total Financials	7,971,341

	Health Care — 7.3%
	Biotechnology — 3.6%
250,000	AbbVie, Inc., 1.800%, 05/14/18	250,333

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Biotechnology — continued
233,000	Baxalta, Inc., 2.000%, 06/22/18	233,422
250,000	Biogen, Inc., 6.875%, 03/01/18	259,938
250,000	Celgene Corp., 2.125%, 08/15/18	251,327

		995,020

	Health Care Providers & Services — 0.9%
250,000	Cardinal Health, Inc., 1.950%, 06/15/18	250,633

	Pharmaceuticals — 2.8%
250,000	Allergan Funding SCS (Luxembourg),
	2.350%, 03/12/18	251,093
250,000	Mylan, Inc., 2.600%, 06/24/18	251,735
250,000	Teva Pharmaceuticals (Netherlands), 1.400%, 07/20/18	248,945

		751,773

	Total Health Care	1,997,426

	Information Technology — 2.7%
	Semiconductors & Semiconductor Equipment — 1.8%
500,000	QUALCOMM, Inc., VAR, 1.630%, 05/20/20	501,330

	Technology Hardware, Storage & Peripherals — 0.9%
250,000	Apple, Inc., VAR, 1.379%, 02/07/20	250,791

	Total Information Technology	752,121

	Real Estate — 1.8%
	Equity Real Estate Investment Trusts (REITs) — 1.8%
250,000	Realty Income Corp., 2.000%, 01/31/18	250,411
250,000	Welltower, Inc., 2.250%, 03/15/18	250,934

	Total Real Estate	501,345

	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 3.4%
250,000	British Telecommunications plc (United Kingdom), 5.950%, 01/15/18	256,551
250,000	Deutsche Telekom International Finance BV, (Netherlands), VAR, 1.738%, 01/17/20 (a)	250,608
250,000	Telefonica Emisiones SAU (Spain), 3.192%, 04/27/18	253,005
169,000	Verizon Communications, Inc., VAR, 2.871%, 09/14/18	172,230

	Total Telecommunication Services	932,394

	Utilities — 1.8%
	Electric Utilities — 0.9%
250,000	Southern Power Co., 1.500%, 06/01/18	249,318

	Multi-Utilities — 0.9%
250,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	254,361

	Total Utilities	503,679

	Total Corporate Bonds (Cost $15,703,069)	15,698,120

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Security — 0.7%
	Japan — 0.7%
200,000	Japan Bank for International Cooperation, 1.682%, 06/01/20 (Cost $200,000)	199,880

SHORT-TERM INVESTMENTS — 32.6%
	Certificates of Deposit — 2.7%
250,000	Barclays Bank plc, 1.920%, 05/22/18	250,000
250,000	Norinchukin Bank (Japan), 1.630%, 01/31/18	250,204
250,000	The China Bank Ltd. (China), 1.450%, 12/01/17	250,000

	Total Certificates of Deposit (Cost $750,204)	750,204

	Commercial Paper — 13.1% (d)
250,000	Assa Abloy Financial Services, 1.292%, 06/30/17	249,742
300,000	Bank China Hong Kong Ltd., 1.382%, 07/07/17	299,585
250,000	Becton Dickinson and Company, 1.201%, 06/27/17	249,770
250,000	Bell Canada, 1.335%, 08/17/17	249,333
250,000	BP Capital Markets plc, 1.349%, 11/13/17	248,443
250,000	CBS Corp., 1.222%, 06/26/17	249,779
250,000	Dover Corp., 1.121%, 06/05/17	249,970
250,000	Electricite de France SA, 1.668%, 01/05/18	247,466
250,000	Engie SA, 1.458%, 10/04/17 (a)	248,913
250,000	Lousiville Gas & Electric Co., 1.252%, 07/19/17	249,570
250,000	Mondelez International, 1.353%, 08/16/17	249,289
250,000	OGE Energy Corp., 1.141%, 06/01/17	249,992
250,000	Rogers Communications, Inc., 1.384%, 07/25/17	249,512
325,000	Societe Generale SA, 1.357%, 09/26/17	323,812

	Total Commercial Paper (Cost $3,614,789)	3,615,176

SHARES
	Investment Company — 14.6%
	JPMorgan U.S. Government Money
4,016,439	Market Fund, Institutional Class Shares, 0.650% (b) (c) (Cost $4,016,439)	4,016,439

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — 2.2%
300,000	Merrill Lynch, 1.610%, dated 05/31/17, due 07/05/17, repurchase price $330,000, collateralized by Asset-Backed Securities, 0.000%, due 05/01/22, with a value of $330,000.	300,000
300,000	Wells Fargo, 1.940%, dated 05/31/17, due 11/14/17, repurchase price $330,201, collateralized by Asset-Backed Securities, 1.720%, due 10/05/45, with a value of $331,106.	300,000

	Total Repurchase Agreements (Cost $600,000)	600,000

	Total Investments — 107.6% (Cost $29,623,452)	29,618,807
	Liabilities in Excess of Other Assets — (7.6)%	(2,102,857)

	NET ASSETS — 100.0%	$27,515,950

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Notes to Schedule of Portfolio Investments:

CLO	—	Collateralized Loan Obligation
MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.

(a)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(b)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		The rate shown is the yield as of May 31, 2017.
(d)		The rate shown is the effective yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,609
Aggregate gross unrealized depreciation	(9,254)

Net unrealized appreciation/depreciation	$(4,645)

Federal income tax cost of investments	$29,623,452

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,494,806	$—	$3,494,806

Certificates of Deposit	—	500,033	—	500,033

Commercial Mortgage-Backed Securities	—	744,149	—	744,149

Corporate Bonds
Consumer Discretionary	—	1,011,948	—	1,011,948
Consumer Staples	—	500,989	—	500,989
Energy	—	1,526,877	—	1,526,877
Financials	—	7,971,341	—	7,971,341
Health Care	—	1,997,426	—	1,997,426
Information Technology	—	752,121	—	752,121
Real Estate	—	501,345	—	501,345
Telecommunication Services	—	932,394	—	932,394
Utilities	—	503,679	—	503,679

Total Corporate Bonds	—	15,698,120	—	15,698,120

Foreign Government Security	—	199,880	—	199,880

Short-Term Investments
Certificates of Deposit	—	750,204	—	750,204
Commercial Paper	—	3,615,176	—	3,615,176
Investment Company	4,016,439	—	—	4,016,439
Repurchase Agreements	—	600,000	—	600,000

Total Short-Term Investments	4,016,439	4,965,380	—	8,981,819

Total Investments in Securities	$4,016,439	$25,602,368	$—	$29,618,807

There were no transfers during the period ended May 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer

Date: July 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer

Date: July 20, 2017

By (Signature and Title)*	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer